Note 2. Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		37 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 29, 2013	Apr. 30, 2013	Apr. 03, 2013	Mar. 25, 2013
Significant Accounting Policies [Abstract]
Foreign Currency Transaction Gain (Loss), Realized	$ 18	$ 10
Mineral Rights	63,912		63,912	50,000	392,400	10,000	177,400
Accumulated Depreciation, Depletion and Amortization, Write-down of Property, Plant and Equipment (Deprecated 2013-01-31)	$ 1,037	$ 303	$ 1,340